May 22, 2007

BY EDGAR AND HAND

Mary Fraser, Esq.
Division of Corporate Finance
United States Securities and Exchange Commission
Mail Stop 6010
100 F Street N.E.
Washington D.C. 20549

Re:	Greenlight Capital Re, Ltd. Amendment No. 5 to Form S-1 Registration Statement File No. 333-139993

Dear Ms. Fraser:

This letter is being submitted in response to the comments given by the Staff of the Division of Corporate Finance of the United States Securities and Exchange Commission (the ‘‘Commission’’) set forth in your letter dated May 21, 2007 to Leonard Goldberg, Chief Executive Officer of Greenlight Capital Re, Ltd. (the ‘‘Company’’), with respect to the above-referenced registration statement (the ‘‘Registration Statement’’). We are authorized by the Company to provide the responses contained in this letter on behalf of the Company.

Where indicated below, requested changes have been included in Amendment No. 5 to the Registration Statement, which is being filed simultaneously with the response.

For your convenience, we set forth each comment from your letter in bold typeface and include the Company’s response below it.

Summary – page 1

Risks that Could Impact Our Business and Competitive Strengths – page 5

1.	The introductory sentence added to this section states that ‘‘in addition to the risks described in ‘‘Risk Factors’’ on page 12 we face the following risks...’’ This suggests that you have not disclosed all of the risk factors in the risk factor section. Please revise the language to eliminate this suggestion.

Mary Fraser, Esq.
Division of Corporate Finance
United States Securities and Exchange Commission
Mail Stop 6010
100 F Street N.E.
Washington D.C. 20549

We note the Staff’s comment and have revised ‘‘Risks that Could Impact Our Business and Competitive Strengths’’ so as to delete the clause ‘‘in addition to the risks described in ‘‘Risk Factors’’ on page 12 we face the following risks...’’ Please see page 5 of the Registration Statement.

Risk Factors – page 12

DME Advisors’ representatives’ service on boards and committees may place trading restrictions on our investments and may subject us to indemnification liability. – page 24

2.	Please clarify whether the company has invested in either of Biofuel Energy Corp. or Ark Real Estate Partners L.P.

We note the Staff’s comment and have revised the Registration Statement to clarify that the Company is invested in each of Biofuel Energy Corp. and Ark Real Estate Partners LP. Please see page 24 of the Registration Statement.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies

Loss and Loss Adjustment Expense Reserves, page 42

3.	In a risk factor on page 14 you disclose that your March 31, 2007 loss reserves total $16.7 million for seven of your 16 contracts. It is apparent from your interim balance sheet this amount represents your entire loss reserve recorded at March 31, 2007. It is unclear from your disclosure why you have no loss reserves for nine of your contracts. Please revise your disclosure to clarify why you have not accrued losses for these nine contracts. In this regard, clarify whether you have evaluated these contracts and determined that no losses have been incurred. In addition, for these nine contracts please clarify whether you have received loss information from the cedant or whether your reserves are based solely on industry data or your internal data.

The Registration Statement has been amended to reflect the Staff’s comments. Please see pages 14 and 42 of the Registration Statement.

Mary Fraser, Esq.
Division of Corporate Finance
United States Securities and Exchange Commission
Mail Stop 6010
100 F Street N.E.
Washington D.C. 20549

Principal Shareholders – page 93

4.	For each non-natural person listed in the ownership table, identify the natural person with the authority to make investment amid voting decisions for the investor.

The Registration Statement has been amended to reflect the Staff’s comments. Please see page 94 of the Registration Statement.

Part II

Item 15.

5.	In Note 5 on page F-28, you indicate that the registrant issued over 100,000 shares of restricted stock to employees in the first quarter of 2007. These shares are not reflected in Item 15, Part II. Please revise the section accordingly.

The Registration Statement has been amended to reflect the Staff’s comments. Please see pages II-2 and II-3 of the Registration Statement.

Interim Condensed Consolidated Financial Statements

Notes to Interim Condensed Consolidated Financial Statements

Note 2: Summary of Significant Accounting Policies

Recently Issued Accounting Standards, page F-27

6.	We acknowledge your response to our previous comment 19. Please address the following additional comments:

a.	Please revise your disclosure regarding the adoption of SFAS 159 to discuss how the new standard impacts cash flow treatment of trading securities and instruments elected to be recorded at fair value with changes through the income statement. In this regard, the new standard requires in paragraphs 16, A42 and C5 that these instruments be classified in the cash flow statement based on the nature and purpose for which they were acquired. Cash flows

Mary Fraser, Esq.
Division of Corporate Finance
United States Securities and Exchange Commission
Mail Stop 6010
100 F Street N.E.
Washington D.C. 20549

related to trading securities will no longer be required to be classified as operating activities

b.	Please explain to us why you believe the new standard will result in no changes to how you classify your investment activities. In this regard your current disclosure appears to be contradictory as you appear to acknowledge that these cash flows are investing activities yet you would continue to treat them as operating activities under the new guidance.

The Registration Statement has been amended to reflect the Staff’s comments. Please see page F-27 of the Registration Statement.

Note 5: Share Capital, page F-28

7.	Please revise your disclosure regarding the 102,160 shares of restricted stock granted to employees to disclose the vesting period for these shares. In addition, it appears that your reference to anticipated book value multiples inherent in your independent investment bankers’ assessment of your offering price implies your reliance on them as experts. Please revise your filing to name the bankers you rely upon, identify them as experts and have them provide their consent. Otherwise, please remove reference to your bankers.

The Registration Statement has been amended to reflect the Staff’s comments. Please see page F-28 of the Registration Statement. We note for the Staff’s attention that we have included disclosure of the vesting of restricted shares and deleted the reference to ‘‘independent investment bankers.’’

*    *    *    *    *

For your convenience, we have provided you supplementally with (i) four copies of Amendment No. 5 to the Registration Statement; and (ii) four blacklined copies of Amendment No. 5 to the Registration Statement reflecting the changes made to the previous filing of the Registration Statement.

Mary Fraser, Esq.
Division of Corporate Finance
United States Securities and Exchange Commission
Mail Stop 6010
100 F Street N.E.
Washington D.C. 20549

Additionally, we note that under cover of a separate letter to you of even date herewith, we are making a request for effectiveness on May 23, 2007 at 2:00 p.m. Washington D.C. time or as soon thereafter as practicable.

Thank you for your consideration. Please contact me at (212) 872-1095 if you have any comments or questions.

Sincerely,
Kerry E. Berchem

Cc:	Leonard Goldberg Bruce Mendelsohn